SCHEDULE OF LEASE TERM AND DISCOUNT RATE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lease
2026	$ 34,085
2027	34,085
2028	8,522
Total future lease payments	76,692
Less: imputed interest	(2,974)
Present value of lease liabilities	$ 73,718
Weighted-average remaining lease term (years)
Weighted-average remaining lease term (years) operating leases	2 years 5 months 1 day
Weighted-average discount rate
Operating leases	3.50%